Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for trade receivables, beginning balance	$ 38.6	$ 16.6
Additions — charged to expense	58.0	8.4
Transfer from (to) allowance for credit losses	(17.3)	9.5
Net recoveries, write-offs and other	(56.9)	4.1
Allowance for trade receivables, ending balance	22.4	38.6
Long term customer receivables	84.5
Allowance for long term customer receivables [Roll Forward]
Allowance for long term customer receivables, beginning	47.1	49.1
Additions — charged to expense	13.4	13.7
Transfer from (to) allowance for doubtful accounts	17.3	(9.5)
Net recoveries, write-offs and other	(13.2)	(6.2)
Foreign currency adjustments	(4.1)
Allowance for long term customer receivables, ending	60.5	$ 47.1
DuPont Crop Restructuring
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-offs of accounts receivable	$ 42.0